Financial Instruments Derivatives Designated as Cash Flow Hedging Instruments Table (Details) (USD $)	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Assets [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Assets [Member]		Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Accrued Expenses and Other Liabilities [Member]		Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Equity Contract [Member] Other Assets [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Equity Contract [Member] Other Assets [Member]		Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Equity Contract [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Equity Contract [Member] Accrued Expenses and Other Liabilities [Member]		Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Other Assets [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Other Assets [Member]		Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Accrued Expenses and Other Liabilities [Member]		Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Assets [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Assets [Member]		Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Accrued Expenses and Other Liabilities [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Other Assets [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Other Assets [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accrued Expenses and Other Liabilities [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest rate swap contracts [Member] Other Assets [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest rate swap contracts [Member] Other Assets [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest rate swap contracts [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest rate swap contracts [Member] Accrued Expenses and Other Liabilities [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Commodity contracts [Member] Other Assets [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Commodity contracts [Member] Other Assets [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Commodity contracts [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Commodity contracts [Member] Accrued Expenses and Other Liabilities [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Other Assets [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Other Assets [Member]		Jun. 30, 2012 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Federal-Mogul and CVR [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Other Assets [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Other Assets [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Equity Contract [Member] Other Assets [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Equity Contract [Member] Other Assets [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Equity Contract [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Equity Contract [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Other Assets [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Other Assets [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Commodity contracts [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Assets [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Assets [Member]		Dec. 31, 2011 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Accrued Expenses and Other Liabilities [Member]		Dec. 31, 2010 Automotive Segment [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Accrued Expenses and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Gross	$ 7,000,000	[1]	$ 6,000,000	[1]					$ 0	[1]	$ 3,000,000	[1]													$ 0	[1]	$ 3,000,000	[1]					$ 1,000,000	[2]	$ 3,000,000	[2]					$ 0	[2]	$ 0	[2]					$ 0	[2]	$ 0	[2]					$ 1,000,000	[2]	$ 3,000,000	[2]					$ (3,000,000)	[2]	$ (1,000,000)	[2]					$ 0	[2]	$ 0	[2]													$ 0	[2]	$ 13,000,000	[2]
Liability Derivatives, Gross					100,000,000	[3]	42,000,000	[3]					82,000,000	[3]	42,000,000	[3]													10,000,000	[3]	0	[3]					38,000,000	[4]	60,000,000	[4]					31,000,000	[4]	44,000,000	[4]					7,000,000	[4]	16,000,000	[4]					0	[4]	0	[4]					(3,000,000)	[4]	(1,000,000)	[4]					44,000,000	[4]	70,000,000	[4]													16,000,000	[4]	1,000,000	[4]
Asset Derivatives, Netting across contract types	0	[1],[5]	0	[1],[5]																													(1,000,000)	[2]	(3,000,000)	[2]																													0	[2]	12,000,000	[2]
Liability Derivatives, Netting across contract types					0	[3],[5]	0	[3],[5]																													(1,000,000)	[4]	(3,000,000)	[4]																													57,000,000	[4]	70,000,000	[4]
Derivative Assets	7,000,000	[1],[5]	6,000,000	[1],[5]																													0	[2]	0	[2]
Derivative Liabilities					100,000,000	[3],[5]	42,000,000	[3],[5]																													37,000,000	[4]	57,000,000	[4]
Derivative Asset, Fair Value, Net																	7,000,000	[1]	0	[1]																																													3,000,000	[2]	0	[2]													3,000,000	[2]	13,000,000	[2]
Derivative Liability, Fair Value, Net																					$ 8,000,000	[3]	$ 0	[3]																																													$ 0	[4]	$ 0	[4]													$ 60,000,000	[4]	$ 71,000,000	[4]

[1]	Net asset derivatives are located within other assets in our consolidated balance sheets.
[2]	Located within other assets in our consolidated balance sheets.
[3]	Net liability derivatives are located within accrued expenses and other liabilities in our consolidated balance sheets.
[4]	Located within accrued expenses and other liabilities in our consolidated balance sheets.
[5]	Excludes netting of cash collateral received and posted. The total collateral posted at June 30, 2012 and December 31, 2011 was $530 million and $257 million, respectively, across all counterparties.